Condensed Consolidated Statements of Deficit (Allied Integral United Inc) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allied Integral United Inc [Member] | Preferred Stock [Member]
Beginning balance	$ 92,137	$ 86,665	$ 86,665	$ 80,769
Beginning balance, Shares	9,213,705	8,666,481	8,666,481	8,076,885
Stock compensation for services
Stock compensation for services, shares
Issuance of Series I Convertible Preferred stock in subsidiary
Issuance of partnership units in subsidiary
Debt to Equity Conversion of Series A Preferred Stock in subsidiary				$ 405
Debt to Equity Conversion of Series A Preferred Stock in subsidiary, shares				40,522
Contributions
Distributions
PIK dividends on NCI Series I Convertible Preferred Stock	$ 1,373	$ 1,369		$ 5,491
PIK dividends on NCI Series I Convertible Preferred Stock, shares	137,338	136,929		549,074
Conversion of Debt to Preferred - Related Party			$ 5,472
Conversion of Debt to Preferred - Related Party, shares			547,224
Net (loss)/income
Ending balance	$ 93,510	$ 88,034	$ 92,137	$ 86,665	$ 80,769
Ending balance, Shares	9,351,043	8,803,410	9,213,705	8,666,481	8,076,885
Allied Integral United Inc [Member] | Common Stock [Member]
Beginning balance	$ 8,634	$ 4,101	$ 4,101	$ 4,101
Beginning balance, Shares	863,407	410,091	410,091	410,091
Stock compensation for services	$ 570		$ 4,533
Stock compensation for services, shares	57,000		453,316
Issuance of Series I Convertible Preferred stock in subsidiary
Issuance of partnership units in subsidiary
Debt to Equity Conversion of Series A Preferred Stock in subsidiary
Contributions
Distributions
PIK dividends on NCI Series I Convertible Preferred Stock
PIK dividends on NCI Series I Convertible Preferred Stock, shares
Conversion of Debt to Preferred - Related Party
Net (loss)/income
Ending balance	$ 9,204	$ 4,101	$ 8,634	$ 4,101	$ 4,101
Ending balance, Shares	920,407	410,091	863,407	410,091	410,091
Allied Integral United Inc [Member] | Additional Paid-in Capital [Member]
Beginning balance	$ 28,795,324	$ 16,160,914	$ 16,160,914	$ 4,579,899
Stock compensation for services	637,325		1,695,402
Issuance of Series I Convertible Preferred stock in subsidiary
Issuance of partnership units in subsidiary
Debt to Equity Conversion of Series A Preferred Stock in subsidiary				324,595
Contributions				532,969
Distributions				(252,548)
PIK dividends on NCI Series I Convertible Preferred Stock	2,745,387	2,737,211		10,975,999
Conversion of Debt to Preferred - Related Party			10,939,008
Net (loss)/income
Ending balance	32,178,036	18,898,125	28,795,324	16,160,914	$ 4,579,899
Allied Integral United Inc [Member] | Accumulated Deficit [Member]
Beginning balance	(45,522,908)	(22,798,067)	(22,798,067)	(4,652,584)
Stock compensation for services
Issuance of Series I Convertible Preferred stock in subsidiary
Issuance of partnership units in subsidiary
Debt to Equity Conversion of Series A Preferred Stock in subsidiary
Contributions
Distributions
PIK dividends on NCI Series I Convertible Preferred Stock	(2,746,760)	(2,738,580)		(10,981,490)
Conversion of Debt to Preferred - Related Party			(10,944,480)
Net (loss)/income	(3,795,152)	1,786,621	(11,780,363)	(7,163,993)
Ending balance	(52,064,820)	(23,750,026)	(45,522,908)	(22,798,067)	(4,652,584)
Allied Integral United Inc [Member] | Allied Integral United, Inc. Stockholder Equity (Deficit) [Member]
Beginning balance	(16,626,813)	(6,546,387)	(6,546,387)	12,185
Stock compensation for services	637,895		1,699,935
Issuance of Series I Convertible Preferred stock in subsidiary
Issuance of partnership units in subsidiary
Debt to Equity Conversion of Series A Preferred Stock in subsidiary				325,000
Contributions				532,969
Distributions				(252,548)
PIK dividends on NCI Series I Convertible Preferred Stock
Conversion of Debt to Preferred - Related Party
Net (loss)/income	(3,795,152)	1,786,621	(11,780,363)	(7,163,993)
Ending balance	(19,784,070)	(4,759,766)	(16,626,813)	(6,546,387)	12,185
Allied Integral United Inc [Member] | Noncontrolling Interest [Member]
Beginning balance	7,799,668	5,162,413	5,162,413
Stock compensation for services		50,000	110,000
Issuance of Series I Convertible Preferred stock in subsidiary	257,000	555,000	3,206,576	780,000
Issuance of partnership units in subsidiary	413,062	200,000	990,387	4,996,827
Debt to Equity Conversion of Series A Preferred Stock in subsidiary			325,000
Contributions
Distributions
PIK dividends on NCI Series I Convertible Preferred Stock
Conversion of Debt to Preferred - Related Party
Net (loss)/income	(176,052)	(535,541)	(1,994,708)	(614,414)
Ending balance	8,293,678	5,431,872	7,799,668	5,162,413
Allied Integral United Inc [Member]
Beginning balance	(8,827,145)	(1,383,974)	(1,383,974)
Net (loss)/income	(3,971,204)	$ 1,251,080	(13,775,070)	(7,778,407)
Ending balance	$ (11,490,392)		$ (8,827,145)	$ (1,383,974)
Common Stock [Member]
Beginning balance, Shares	3,151,780	1,773,189	1,773,189	327,060	107,465
Conversion of Debt to Preferred - Related Party, shares				53,200	64,942
Ending balance, Shares			3,151,780	1,773,189	327,060
Beginning balance	$ (8,827,145)	$ (1,383,974)	$ (1,383,974)	$ 12,185
Stock compensation for services	637,895	50,000	1,809,935
Issuance of Series I Convertible Preferred stock in subsidiary	257,000	555,000	3,206,576	780,000
Issuance of partnership units in subsidiary	413,062	200,000	990,387	4,996,827
Debt to Equity Conversion of Series A Preferred Stock in subsidiary			$ 325,000	$ 325,000
Debt to Equity Conversion of Series A Preferred Stock in subsidiary, shares			325,000	325,000
Contributions				$ 532,969
Distributions				(252,548)
PIK dividends on NCI Series I Convertible Preferred Stock
Conversion of Debt to Preferred - Related Party
Net (loss)/income	(3,971,204)	1,251,080	(13,775,071)	(7,778,407)
Ending balance	$ (11,490,392)	$ 672,107	$ (8,827,145)	$ (1,383,974)	$ 12,185